FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2024
FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES
Schedule of financial instruments held at fair value by fair value hierarchy

	Level 1	Level 2	Level 3	Total
As at 30 June 2024	£m	£m	£m	£m

Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	—	13	—	13
Cash and cash equivalents (money market funds)	11	—	—	11
Derivatives designated and effective as hedging instruments:
- fair value hedge	—	—	—	—
- cash flow hedge	—	10	—	10
- net investment hedge	—	82	—	82
Financial assets at fair value through other comprehensive income:
Equity investment	—	—	81	81
Total financial assets	11	105	81	197

	Level 1	Level 2	Level 3	Total
As at 30 June 2024	£m	£m	£m	£m

Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	—	(43)	—	(43)
Derivatives designated and effective as hedging instruments:				—
- fair value hedge	—	(131)	—	(131)
- cash flow hedge	—	(12)	—	(12)
- net investment hedge	—	(7)	—	(7)
Total financial liabilities	—	(193)	—	(193)

	Level 1	Level 2	Level 3	Total
As at 31 December 2023	£m	£m	£m	£m

Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	25	–	25
Cash and cash equivalents (money market funds)	456	–	–	456
Derivatives designated and effective as hedging instruments:
- cash flow hedge	–	14	–	14
- net investment hedge	–	49	–	49
Total financial assets	456	88	–	544

	Level 1	Level 2	Level 3	Total
As at 31 December 2023	£m	£m	£m	£m

Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(73)	–	(73)
Derivatives designated and effective as hedging instruments:
- fair value hedge	–	(109)	–	(109)
- cash flow hedge	–	(5)	–	(5)
- net investment hedge	–	(3)	–	(3)
Total financial liabilities	–	(190)	–	(190)

Schedule of carrying value and fair value of financial instruments

	As at 30 June 2024		As at 31 December 2023
	Carrying		Carrying
	value	Fair value	value	Fair value
	£m	£m	£m	£m
Bonds	8,663	8,062	9,234	8,775